BASIS OF CONSOLIDATION AND INVESTMENTS (Details 4)	12 Months Ended
Dec. 31, 2024 R$ / shares shares
IfrsStatementLineItems [Line Items]
Number bought back shares	53,294,300
Treasury balance	53,294,297
Cancelation of shares	(3)
Third Program [Member]
IfrsStatementLineItems [Line Items]
Boards authorization	May 18, 2022
Authorized quantity	106,000,000
Program period	From 5/19/2022 to 5/18/2023
Fourth Program [Member]
IfrsStatementLineItems [Line Items]
Boards authorization	Jun. 28, 2024
Authorized quantity	100,000,000
Program period	From 6/28/2024 to 12/19/2025
Repurchase average buyback price | R$ / shares	R$ 6.0497
Minimum buyback price | R$ / shares	5.2798
Maximum buyback price | R$ / shares	R$ 7.1162
Number bought back shares	53,294,300
Treasury balance	53,294,300
Fourth Programs [Member]
IfrsStatementLineItems [Line Items]
Treasury balance	(3)
Cancelation of shares	(3)